19. Related party transactions	12 Months Ended
Dec. 31, 2013
Related party transactions	Other than compensation to directors and stock options available to the directors, there were no transactions with other related parties in the years 2013, 2012 and 2011.
ZHEJIANG TIANLAN
Related party transactions

Amounts due from/(to) owners

The owners, from time to time, obtain business related advances and pay expenses on behalf of the Company. The amounts due to owners are unsecured, interest free and do not have clearly defined terms of repayment.  There were no other transactions with related parties in the years 2013 and 2012 other than those disclosed in elsewhere in the financial statements.

ZHEJIANG JIAHUAN
Related party transactions	The amount due to a shareholder do not bear any interest, unsecured and do not have clearly defined terms of repayment.